Other Non-current Assets (Tables)	9 Months Ended
Sep. 30, 2022
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consist of the following:

	As of
	December 31, 2021	September 30, 2022
Long-term deposits	653,030	1,025,566
Prepayments for purchase of property, plant and equipment (i)	1,051,415	676,438
Deductible VAT input, non-current	263,390	412,696
Others	16,998	89,318
Less: Allowance for credit losses	(3,757)	(7,468)
Total	1,981,076	2,196,550
(i)	Prepayments for purchase of property, plants and equipment primarily consists of production facilities, leasehold improvements, equipment and mold and tooling related to manufacturing of the extended-range electric SUV vehicles and BEV models, a portion of Beijing, Chongqing and Changzhou Manufacturing Bases construction and production facilities and equipment relating to manufacturing of engines and parts of Sichuan Li Xinchen.